SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries
2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2022. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC[1]	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd[2]	Liberia	85.00%
1.Acquisition during the year. For more details see note 2.2.4.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2022	% of non-controlling interests and non- controlling voting rights at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022	Non-controlling interests at December 31, 2022	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021	Non-controlling interests at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020
AMSA	South Africa	30.78%	30.78%	55	198	151	160	(34)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	5	103	9	118	—
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(68)	74	45	187	(1)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	60	215	127	187	33
Hera Ermac[2]	Luxembourg	—	—	—	855	—	855	—
AMMC	Canada	15.00%	15.00%	183	492	257	527	127
Arceo	Belgium	62.86%	62.86%	1	144	2	153	2
ArcelorMittal Liberia Ltd[3]	Liberia	15.00%	15.00%	—	(173)	4	(218)	28
ArcelorMittal Texas HBI[4]	USA	20.00%	—	(9)	225	—	—	—
Other				9	305	14	269	—
Total				236	2,438	609	2,238	155
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
3.ArcelorMittal Liberia Ltd is incorporated in Cyprus. On December 20, 2022, ArcelorMittal fully settled a 300 capital increase in ArcelorMittal Liberia Ltd including 45 on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).

Schedule of Business Combinations	The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in 2022 and 2021:

	2022					2021
	JLM	ASL	CSM	ArcelorMittal Texas HBI	ALBA	Condesa
Current assets	10	11	68	283	34	92
Property, plant and equipment	10	14	16	949	53	39
Intangible assets	24	16	—	11	30	—
Other non-current assets	—	1	1	—	—	10
Total assets	44	42	85	1,243	117	141
Deferred tax liabilities	(8)	(6)	—	(30)	(13)	—
Other liabilities	(13)	(10)	(51)	(82)	(70)	(84)
Total liabilities	(21)	(16)	(51)	(112)	(83)	(84)
Net assets acquired	23	26	34	1,131	34	57
Consideration paid net of cash acquired	43	39	7	805	45	25
Deferred consideration	—	—	—	—	11	—
Non-controlling interests	—	—	4	229	—	—
Fair value of previously held interests at acquisition date	—	—	20	—	—	11
Remeasurement gain relating to the equity interest previously held	—	—	—	—	—	(3)
Goodwill/(bargain purchase gain)	20	13	(3)	(97)	22	(24)

Schedule of Significant Divestments
The table below summarizes the significant divestments completed in 2021 and 2020:

	2021	2020
	Acciaierie d'Italia	ArcelorMittal USA Divestment Business
Cash and cash equivalents	4	7
Other current assets	2,446	2,105
Intangible assets	17	12
Property, plant and equipment	1,875	3,341
Other assets	297	166
Total assets	4,639	5,631
Current liabilities	2,204	1,604
Other long-term liabilities	1,669	3,938
Total liabilities	3,873	5,542
Total net assets	766	89
% of net assets sold	100%	100%
Total net assets disposed of	766	89
ArcelorMittal retained interest 62%	1,205	—
Goodwill allocation	(52)	(672)
Consideration	—	2,219
Reclassification of foreign exchange and other	(283)	2
Gain on disposal/derecognition	104	1,460

Investments Accounted for Under the Equity Method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2022	2021
Joint ventures	6,372	6,087
Associates	3,060	2,985
Individually immaterial joint ventures and associates[1]	1,333	1,247
Total	10,765	10,319
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2022 and 2021, and none of them have a carrying value exceeding 150 at December 31, 2022 and 2021.
Joint Ventures	The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2022
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [4,5]	Integrated flat steel producer[6]	Automotive steel finishing[7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale seamless line pipes and tubes
Ownership and voting rights at December 31, 2022	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	33.34%
Current assets	3,494	2,558	2,019	534	448	624	662	10,339
of which cash, cash equivalents and restricted cash	800	179	216	159	26	70	101	1,551
Non-current assets	9,680	2,765	1,764	761	436	254	1,137	16,797
Current liabilities	1,809	2,754	968	533	434	390	429	7,317
of which trade and other payables and provisions	1,567	1,844	203	388	390	333	265	4,990
Non-current liabilities	5,928	908	975	61	120	34	738	8,764
of which trade and other payables and provisions	602	153	—	—	27	34	29	845
Non-controlling interest	3	—	—	—	—	—	—	3
Net assets attributable to equity holders of the parent	5,434	1,661	1,840	701	330	454	632	11,052
Company's share of net assets	3,260	1,030	920	351	165	227	211	6,164
Adjustments for differences in accounting policies and other	144	146	(36)	—	—	(42)	(4)	208
Carrying amount in the statements of financial position	3,404	1,176	884	351	165	185	207	6,372
Revenue	7,287	4,525	4,969	1,495	1,080	1,868	918	22,142
Depreciation and amortization	(350)	(157)	(67)	(32)	(45)	(25)	(71)	(747)
Interest income	70	—	—	2	3	2	—	77
Interest expense	(162)	(34)	(36)	(5)	(16)	(22)	(43)	(318)
Income tax benefit (expense)	(273)	25	—	(37)	(13)	(55)	(8)	(361)
Income (loss) from continuing operations	323	106	102	249	57	90	29	956
Other comprehensive income (loss)	(139)	—	71	—	6	22	(1)	(41)
Total comprehensive income (loss)	184	106	173	249	63	112	28	915
Cash dividends received by the Company	—	—	65	—	13	52	—	130
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2022; voting interest was 48.01% at December 31, 2022.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2022 adjusted for the fair value adjustments at divestment date (see note 2.3.1).
7.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

	December 31, 2021
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [5,6]	Integrated flat steel producer[7]	Automotive steel finishing[8]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]	Production and sale seamless line pipes and tubes [9]
Ownership and voting rights at December 31, 2021	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	29.23%
Current assets	5,536	3,643	2,334	293	356	983	573	13,718
of which cash and cash equivalents	1,285	92	256	56	62	155	88	1,994
Non-current assets	6,260	2,669	1,418	679	497	243	1,197	12,963
Current liabilities	764	3,313	1,162	466	376	723	533	7,337
of which trade and other payables and provisions	620	2,840	202	272	330	581	120	4,965
Non-current liabilities	5,770	1,365	790	8	169	56	640	8,798
of which trade and other payables and provisions	331	1,342	—	—	24	44	45	1,786
Net assets	5,262	1,634	1,800	498	308	447	597	10,546
Company's share of net assets	3,157	1,013	900	249	154	224	175	5,872
Adjustments for differences in accounting policies and other	148	146	(34)	—	—	(29)	(16)	215
Carrying amount in the statements of financial position	3,305	1,159	866	249	154	195	159	6,087
Revenue	7,226	3,291	4,808	1,452	721	1,791	334	19,623
Depreciation and amortization	(378)	(119)	(65)	(34)	(34)	(24)	(42)	(696)
Interest income	53	—	—	3	—	1	—	57
Interest expense	(139)	(12)	(28)	(7)	(6)	(18)	(27)	(237)
Income tax benefit (expense)	(71)	211	—	(12)	(4)	(65)	—	59
Income / (loss) from continuing operations	1,436	393	861	95	18	105	(85)	2,823
Other comprehensive income (loss)	818	—	9	—	8	9	—	844
Total comprehensive income (loss)	2,254	393	870	95	26	114	(85)	3,667
Cash dividends received by the Company	—	—	50	—	10	13	—	73

1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2021; voting interest was 48.01% at December 31, 2021.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
7.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2021 adjusted for the fair value adjustments at divestment date (see note 2.3.1). The summarized statement of comprehensive income presents results of Acciaierie d'Italia for the period from April 14, 2021 to December 31, 2021.
8.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
9.The summarized statement of comprehensive income presents results for full year 2021 including Jubail Energy Services Company ("JESCO") results after July 31, 2021.

		December 31, 2020
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	India	United States	China	Poland	Turkey
Principal Activity	Integrated flat steel producer [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2020	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	3,528	1,236	252	175	510	5,701
of which cash and cash equivalents	1,137	53	77	43	82	1,392
Non-current assets	5,745	1,261	669	570	257	8,502
Current liabilities	657	805	511	180	283	2,436
of which trade and other payables and provisions	524	138	232	132	271	1,297
Non-current liabilities	5,604	662	23	226	127	6,642
of which trade and other payables and provisions	67	—	—	26	47	140
Net assets	3,012	1,030	387	339	357	5,125
Company's share of net assets	1,807	515	194	170	179	2,865
Adjustments for differences in accounting policies and other	149	24	—	—	(32)	141
Carrying amount in the statements of financial position	1,956	539	194	170	147	3,006
Revenue	3,992	2,693	1,001	420	1,055	9,161
Depreciation and amortization	(371)	(61)	(41)	(48)	(24)	(545)
Interest income	43	—	1	—	1	45
Interest expense	(135)	(33)	(16)	(8)	(12)	(204)
Income tax benefit (expense)	318	—	(6)	(2)	(17)	293
Income / (loss) from continuing operations	472	9	47	7	29	564
Other comprehensive income (loss)	(98)	—	—	6	(4)	(96)
Total comprehensive income (loss)	374	9	47	13	25	468
Cash dividends received by the Company	—	58	—	—	9	67
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2020; voting interest was 48.01% at December 31, 2020.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2022
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2022	September 30, 2022	September 30, 2022	December 31, 2022
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2022	37.00%	33.43%	35.00%	25.23%
Current assets	5,081	1,827	3,400	758	11,066
Non-current assets	3,218	2,257	1,802	10,700	17,977
Current liabilities	4,134	640	2,067	770	7,611
Non-current liabilities	314	863	815	3,379	5,371
Non-controlling interests	348	115	416	—	879
Net assets attributable to equity holders of the parent	3,503	2,466	1,904	7,309	15,182
Company's share of net assets	1,296	824	666	1,844	4,630
Adjustments for differences in accounting policies and other	—	150	(43)	(1,488)	(1,381)
Other adjustments[2]	(56)	(183)	50	—	(189)
Carrying amount in the statements of financial position	1,240	791	673	356	3,060
Revenue	3,857	2,715	5,628	482	12,682
Income / (loss) from continuing operations	190	428	236	(136)	718
Other comprehensive income	4	18	62	—	84
Total comprehensive income (loss)	193	446	298	(136)	801
Cash dividends received by the Company	28	10	26	—	64
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2022 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS Group.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2021
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland[6]	Total
Financial statements reporting date	June 30, 2021	September 30, 2021	September 30, 2021	December 31, 2021
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2021	37.00%	33.43%	35.00%	25.23%
Current assets	4,636	1,364	2,840	479	9,319
Non-current assets	2,978	2,668	1,797	10,790	18,233
Current liabilities	3,571	472	1,568	477	6,088
Non-current liabilities	533	1,107	716	3,365	5,721
Non-controlling interests	88	103	415	—	606
Net assets attributable to equity holders of the parent	3,422	2,350	1,938	7,427	15,137
Company's share of net assets	1,266	786	678	1,874	4,604
Adjustments for differences in accounting policies and other	—	55	(47)	(1,488)	(1,480)
Other adjustments[2]	66	(191)	(14)	—	(139)
Carrying amount in the statements of financial position	1,332	650	617	386	2,985
Revenue	3,863	2,011	4,465	676	11,015
Income / (loss) from continuing operations	250	(44)	197	(45)	358
Other comprehensive income (loss)	—	7	33	—	40
Total comprehensive income (loss)	250	(37)	230	(45)	398
Cash dividends received by the Company	36	—	17	—	53
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2021 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2020
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2020	September 30, 2020	September 30, 2020	December 31, 2020
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2020	37.02%	33.43%	35.00%	25.23%
Current assets	3,611	1,330	2,233	538	7,712
Non-current assets	2,507	2,810	1,675	8,295	15,287
Current liabilities	2,780	364	1,087	479	4,710
Non-current liabilities	454	1,165	772	1,050	3,441
Non-controlling interests	46	112	288	1	447
Net assets attributable to equity holders of the parent	2,838	2,499	1,761	7,303	14,401
Company's share of net assets	1,050	835	616	1,843	4,344
Adjustments for differences in accounting policies and other	—	38	(49)	(1,456)	(1,467)
Other adjustments [2]	112	(201)	59	—	(30)
Carrying amount in the statements of financial position	1,162	672	626	387	2,847
Revenue	2,420	1,428	3,065	772	7,685
Net income (loss)	112	(244)	86	73	27
Other comprehensive income (loss)	16	(5)	(67)	—	(56)
Total comprehensive income (loss)	128	(249)	19	73	(29)
Cash dividends received by the Company	28	—	15	—	43
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2020 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc. The summarized statement of comprehensive income presents full year result for Baffinland (direct owner and operator of Mary River project).

Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2022			December 31, 2021
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	422	911	1,333	383	864	1,247
Share of:
Income from continuing operations	79	239	318	77	386	463
Other comprehensive income (loss)	2	5	7	(4)	—	(4)
Total comprehensive income (loss)	81	244	325	73	386	459

Other Investments	Other investments include the following:

	December 31,
	2022	2021
Erdemir	910	885
ArcelorMittal XCarb	76	83
Stalprodukt S.A.	58	77
Others	75	101
Investments in equity instruments at FVOCI	1,119	1,146

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2022	2021	2020
Share in net earnings of equity-accounted companies	1,193	2,091	430
Impairment charges	—	—	(211)
Gain (loss) on disposal	—	16	—
Dividend income [1]	124	97	15
Total	1,317	2,204	234
1.Mainly 117, 89 and 12 dividend income from Erdemir in 2022, 2021 and 2020, respectively.